CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss for the year	$ (101,885)	$ (135,112)
Adjustments for:
Depletion, depreciation and amortization	125,492	126,170
Share-based payments	12,192	12,874
Income tax expense (recovery)	75,431	(60,803)
Finance costs	28,060	26,280
Write down on asset held-for-sale	0	7,229
Unrealized gain from marketable securities and silver futures derivatives	(119)	(2,639)
Loss on sale of mining interest	0	3,024
Impairment of non-current asset	0	125,200
Other	(595)	(3,029)
Operating cash flows before non-cash working capital and taxes	138,576	99,194
Net change in non-cash working capital items	29,233	(18,916)
Income taxes paid	(15,839)	(24,664)
Cash generated in operating activities	151,970	55,614
Investing Activities
Expenditures on mining interests	(95,097)	(113,994)
Acquisition of property, plant and equipment	(20,024)	(31,987)
Cash disposed as part of the sale of La Guitarra	0	(5,401)
Deposits paid for acquisition of non-current assets	142	(1,398)
Other	819	(1,219)
Cash (used in) investing activities	(114,160)	(153,999)
Financing Activities
Proceeds from prospectus offering, net of share issue costs	93,899	92,092
Proceeds from exercise of stock options	116	2,134
Repayment of lease liabilities	(17,271)	(15,238)
Finance costs paid	(8,766)	(8,471)
Repayment of debt facilities	(20,000)	0
Dividends declared and paid	(5,297)	(5,868)
Shares repurchased	(271)	0
Cash provided by financing activities	42,410	64,649
Effect of exchange rate on cash and cash equivalents held in foreign currencies	(3,621)	2,660
Increase (decrease) in cash and cash equivalents	80,220	(33,736)
Cash and cash equivalents, beginning of the year	125,581	151,438
Change in cash and cash equivalents classified as held for sale	0	5,219
Cash and cash equivalents, end of year	$ 202,180	$ 125,581